Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.0%
Issuer	Shares	Value ($)
Argentina 1.4%
Globant SA(a)	50,558	7,088,737
MercadoLibre, Inc.(a)	11,838	10,082,070
Total		17,170,807
Brazil 7.8%
Afya Ltd., Class A(a)	540,939	10,629,451
Arco Platform Ltd., Class A(a)	135,326	6,560,605
BK Brasil Operacao e Assessoria a Restaurantes SA	2,973,749	6,391,863
Hapvida Participacoes e Investimentos SA	322,300	3,338,178
Itaú Unibanco Holding SA, ADR	1,981,293	8,420,495
Linx SA	566,300	2,148,975
Localiza Rent a Car SA	645,122	4,593,939
Lojas Renner SA	820,440	5,922,334
Magazine Luiza SA	1,256,800	15,238,079
Notre Dame Intermedica Participacoes SA	642,600	7,525,078
Pagseguro Digital Ltd., Class A(a)	197,429	6,264,422
Stone Co., Ltd., Class A(a)	314,911	9,976,381
XP, Inc., Class A(a)	243,894	7,404,622
Total		94,414,422
Canada 0.6%
Parex Resources, Inc.(a)	652,110	7,331,708
China 34.8%
58.Com, Inc., ADR(a)	142,867	6,859,045
Alibaba Group Holding Ltd., ADR(a)	494,831	102,623,001
BeiGene Ltd., ADR(a)	36,351	6,017,545
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Cement Holdings Ltd.	10,788,000	13,629,751
Country Garden Services Holdings Co., Ltd.(a)	2,879,000	13,640,717
Glodon Co., Ltd., Class A	564,815	4,547,823
Hangzhou Robam Appliances Co., Ltd., Class A(a)	1,255,730	5,999,006
JD.com, Inc., ADR(a)	405,982	22,057,002
Kingdee International Software Group Co., Ltd.(a)	4,982,000	8,864,689
Kweichow Moutai Co., Ltd., Class A	73,248	14,040,029
Li Ning Co., Ltd.	3,043,500	10,310,591
Midea Group Co., Ltd., Class A	903,553	7,497,174
NetEase, Inc., ADR	30,144	11,542,138
Common Stocks (continued)
Issuer	Shares	Value ($)
New Oriental Education & Technology Group, Inc., ADR(a)	78,313	9,394,427
Ping An Insurance Group Co. of China Ltd., Class H	1,584,500	15,680,414
Shenzhou International Group Holdings Ltd.	933,000	11,227,175
Skshu Paint Co., Ltd.	489,157	7,973,815
TAL Education Group, ADR(a)	252,804	14,273,314
Tencent Holdings Ltd.	1,852,900	100,345,408
Wuliangye Yibin Co., Ltd., Class A	350,124	7,287,249
WuXi AppTec Co., Ltd., Class H	1,001,952	10,657,080
Wuxi Biologics Cayman, Inc.(a)	1,199,000	18,934,320
Total		423,401,714
Hong Kong 2.9%
AIA Group Ltd.	1,464,400	12,016,548
Galaxy Entertainment Group Ltd.	855,000	5,844,386
Melco Resorts & Entertainment Ltd., ADR	157,433	2,523,651
Techtronic Industries Co., Ltd.	1,675,500	14,616,872
Total		35,001,457
Hungary 1.7%
OTP Bank Nyrt(a)	439,603	14,777,197
Richter Gedeon Nyrt	261,293	5,710,683
Total		20,487,880
India 11.0%
Apollo Hospitals Enterprise Ltd.	330,043	5,916,450
Asian Paints Ltd.	324,363	7,237,570
Avenue Supermarts Ltd.(a)	265,850	8,010,425
Bajaj Finance Ltd.	176,430	4,591,146
Balkrishna Industries Ltd.	619,122	8,866,818
Bandhan Bank Ltd.	1,176,344	3,429,919
Eicher Motors Ltd.	36,230	7,954,779
HDFC Bank Ltd., ADR	524,876	21,955,563
HDFC Life Insurance Co., Ltd.(a)	1,144,623	7,944,308
Indraprastha Gas Ltd.	555,265	3,459,234
Jubilant Foodworks Ltd.	149,811	3,282,718
Kotak Mahindra Bank Ltd.	492,378	8,010,996
Petronet LNG Ltd.	2,285,927	7,651,535
Reliance Industries Ltd.	1,339,976	26,032,275
SBI Cards & Payment Services Ltd.	593,204	4,227,239
Columbia Emerging Markets Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tech Mahindra Ltd.	699,091	4,916,467
Total		133,487,442
Indonesia 4.4%
PT Ace Hardware Indonesia Tbk(a)	71,267,400	7,592,311
PT Bank Central Asia Tbk	10,353,300	18,422,533
PT Bank Rakyat Indonesia Persero Tbk	90,246,600	18,273,555
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	31,073,100	6,143,803
PT Pakuwon Jati Tbk	124,062,500	3,085,336
Total		53,517,538
Peru 0.8%
Credicorp Ltd.	72,229	9,954,601
Philippines 1.2%
Ayala Land, Inc.	14,476,900	9,167,628
BDO Unibank, Inc.	2,673,530	5,313,026
Total		14,480,654
Poland 1.1%
Dino Polska SA(a)	297,929	13,592,935
Russian Federation 5.3%
Detsky Mir PJSC	3,393,890	4,797,243
Lukoil PJSC, ADR	187,871	14,115,647
Mail.ru Group Ltd., GDR(a),(d)	196,280	3,521,822
Sberbank of Russia PJSC, ADR	1,223,409	13,951,453
TCS Group Holding PLC, GDR(d)	290,182	5,053,639
Yandex NV, Class A(a)	566,647	22,796,209
Total		64,236,013
South Africa 2.5%
AVI Ltd.	795,349	3,262,145
Capitec Bank Holdings Ltd.	95,555	4,634,881
Clicks Group Ltd.	219,159	2,906,304
Naspers Ltd., Class N	121,608	19,796,930
Total		30,600,260
South Korea 10.2%
Kakao Corp.	46,247	9,876,632
NAVER Corp.	61,712	11,286,429
Pearl Abyss Corp.(a)	32,816	5,423,581
Samsung Electro-Mechanics Co., Ltd.	140,004	14,207,156
Samsung Electronics Co., Ltd.	1,236,697	50,934,703
Samsung SDI Co., Ltd.	33,275	9,688,549
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Hynix, Inc.	340,819	22,600,593
Total		124,017,643
Taiwan 7.6%
MediaTek, Inc.	909,000	14,034,549
Sea Ltd. ADR(a)	102,004	8,139,919
Silergy Corp.	172,000	9,310,756
Taiwan Semiconductor Manufacturing Co., Ltd.	5,830,048	56,675,498
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	79,182	3,985,230
Total		92,145,952
Thailand 2.7%
Mega Lifesciences PCL, Foreign Registered Shares	4,650,400	5,030,542
Muangthai Capital PCL, Foreign Registered Shares	7,767,800	13,668,533
Srisawad Corp., PCL, Foreign Registered Shares(a)	4,071,910	7,318,644
Tisco Financial Group PCL, Foreign Registered Shares	2,772,900	6,559,913
Total		32,577,632
Total Common Stocks (Cost $762,701,048)		1,166,418,658

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Brazil 0.6%
Azul SA(a)	615,200	1,645,130
Lojas Americanas SA	1,029,211	5,435,070
Total		7,080,200
South Korea 1.1%
Samsung Electronics Co., Ltd.	399,050	13,893,441
Total Preferred Stocks (Cost $17,035,287)		20,973,641

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	19,771,107	19,773,084
Total Money Market Funds (Cost $19,773,233)		19,773,084
Total Investments in Securities (Cost $799,509,568)		1,207,165,383
Other Assets & Liabilities, Net		8,262,886
Net Assets		$1,215,428,269

2	Columbia Emerging Markets Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2020, the total value of these securities amounted to $8,575,461, which represents 0.71% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	31,141,831	219,428,403	(230,797,001)	(149)	19,773,084	(2,256)	264,423	19,771,107
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Fund | Quarterly Report 2020	3